CONVERTIBLE NOTES PAYABLE (Details) - Convertible Debt - USD ($)	6 Months Ended		12 Months Ended
	Jun. 30, 2015	Jun. 30, 2014	Dec. 31, 2014	Dec. 31, 2013
Convertible Debt [Abstract]
Total convertible notes payable at beginning of period	$ 398,786		$ 873,263	$ 873,263
Plus: additional notes payable	514,315	$ 0	0	260,000
Less: beneficial conversion feature	(270,597)		0
Less: note conversions	(65,000)	$ (20,000)	(474,477)
Convertible notes payable, net	577,504		398,786	614,163
Less: current portion, net	(398,786)		(9,608)	(20,000)
Convertible notes payable, net, long-term portion	$ 178,718		$ 389,178	$ 594,163